Loans and advances to credit institutions - Classification (Details) - MXN ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Financial assets
Financial assets	$ 1,743,889	$ 1,616,873
Loans and advances - Credit institutions
Financial assets
Financial assets	143,052	94,978
Financial assets designated at fair value through profit or loss | Loans and advances - Credit institutions
Financial assets
Financial assets	102,652	58,486
Financial assets at amortized cost category | Loans and advances - Credit institutions
Financial assets
Financial assets	$ 40,400	$ 36,492